ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

(11)ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	December 31,	December 31,
	2022	2023
	RMB	RMB
Refund liability*	19,976,189	22,141,880
Accrued payroll and welfare	20,228,470	17,901,640
Accrued test monitoring fees	2,432,153	—
Accrued professional services expenses	3,791,413	3,102,467
Income taxes payable	14,834	1,081
Other current liabilities	9,461,451	5,999,035
Total accrued expenses and other payables	55,904,510	49,146,103

Other current liabilities as of December 31, 2022 and 2023 mainly include accrued advertising and outsourcing fees, value-added tax and other taxes payable, and other operating expense payable.

*Refund liability represents the estimated amount of refund if a student decides to withdraw from the Group’s programs or services or a full or partial return of the service fees are repaid to students based on the final outcome of the performance targets and is estimated based on historical experience and performance.